RIGHT TO USE ASSETS AND LEASE LIABILITITY (Details Narrative)						3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 02, 2021 USD ($) m²	Jul. 01, 2021 USD ($) m²	May 09, 2019 USD ($) m²	May 09, 2019 USD ($) m²	Jan. 23, 2017 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 16, 2021 USD ($)	Apr. 05, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments					$ 960	$ 0	$ 3,683		$ 3,683	$ 13,092
Lease liabilities						49,479		$ 49,479	44,577	124,909
Lease term	5 years		5 years	5 years									2 years
Area of land | ft²													5,000
Annual rent, year one											$ 42,000		$ 42,000	$ 39,200
Annual rent, year two											$ 44,800		$ 44,800	$ 42,000
Right of use assets	$ 241,800					70,501		70,501	104,124	$ 365,025
Lease expenses								27,275	87,874
Socialist Republic Of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	5 years		5 years	5 years
Area of land | m²	6,000		4,560.57	4,560.57
Annual rent, year one	$ 8,645		$ 45,150	$ 45,150
Annual rent, year two			$ 45,150	$ 45,150
Rent increase percentage			5.00%	5.00%
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments								2,508	2,508
Area of land | ft²													5,000
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments	$ 8,645	$ 8,645
Area of land | m²	6,000	6,000	4,560.57	4,560.57
Annual rent, year two			$ 45,150	$ 45,150
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments								44,800	44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July 1, 2021 and ending on September 30, 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments								42,000	42,000
Removal Of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease liabilities												$ 44,419
Right of use assets												$ 44,419
Adoption Of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease liabilities						79,862		79,862	79,862
Right of use assets						$ 79,862		$ 79,862	$ 79,862